Financial Instruments - classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial instruments
Assets	£ 729,869	£ 694,235
Financial Assets	729,869	694,235
Cash and balances at central banks
Financial instruments
Financial Assets	85,380	88,897
Trading assets
Financial instruments
Financial Assets	85,364	75,119
Derivatives
Financial instruments
Financial Assets	145,594	133,349
Settlement balances
Financial instruments
Financial Assets	8,438	2,928
Loans to banks - amortised cost
Financial instruments
Financial Assets	12,935	12,947
Loans to customers - amortised cost
Financial instruments
Financial Assets	310,631	305,089
Other financial assets
Financial instruments
Financial Assets	65,634	59,485
Intangible assets
Financial instruments
Financial Assets	6,631	6,616
Other assets
Financial instruments
Financial Assets	9,262	9,805
Financial Assets and Liabilities, Category
Financial instruments
Assets	15,893	16,421
Other financial assets | Intangible assets
Financial instruments
Assets	6,631	6,616
Other financial assets | Other assets
Financial instruments
Assets	9,262	9,805
MFVTPL | Trading assets
Financial instruments
Financial Assets	85,364	75,119
MFVTPL | Derivatives
Financial instruments
Financial Assets	145,594	133,349
MFVTPL | Other financial assets
Financial instruments
Financial Assets	1,130	1,638
MFVTPL | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	232,088	210,106
FVOCI | Other financial assets
Financial instruments
Financial Assets	51,250	46,077
FVOCI | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	51,250	46,077
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	85,380	88,897
Amortised cost | Settlement balances
Financial instruments
Financial Assets	8,438	2,928
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	12,935	12,947
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	310,631	305,089
Amortised cost | Other financial assets
Financial instruments
Financial Assets	13,254	11,770
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	£ 430,638	£ 421,631